Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Advisor Class Shares
Shareholder Report [Line Items]
Fund Name	Union Street Partners Value Fund
Class Name	Advisor Class Shares
Trading Symbol	USPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Union Street Partners Value Fund, Advisor Class Shares for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at unionstreetvaluefund.com. You can also request this information by contacting us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	unionstreetvaluefund.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Union Street Partners Value Fund - Advisor Class Shares	$135	1.24%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended September 30, 2024, Advisor Class shares returned 17.91%.

What key factors affected the Fund's performance?

• U.S. stocks rose strongly, especially companies with higher growth rates and those exposed to generative artificial intelligence, which drove outperformance in several large companies.• The Fund did not gain as much as the broad U.S. market, driven mostly by underperformance in its Technology, Consumer Staples, Communication Services and Materials stocks, partially offset by outperformance in Industrials and Financials. • The Fund’s focus on investing in companies with lower valuations and lower growth profiles detracted from the Fund’s performance relative to the broad market.• Additionally, the momentum factor—buying stocks that have increased the most over the past year—was very strong, which adversely affected the Fund’s performance versus the broad market, given that the Fund’s investment process is often the opposite of momentum investing.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]

Annual Performance

       Average Annual Total Return

	1 year	5 Year	Since Inception
Union Street Partners Value Fund - Advisor Class	17.91%	12.28%	10.72%
S&P 500® Index	36.35%	15.98%	14.79%
Russell 1000® Value Index	27.76%	10.69%	10.32%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The index is not adjusted to reflect expenses that the Securities and Exchange Commission (“SEC”) requires to be reflected in the Fund’s performance.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 78,713,000
Holdings Count | Holdings	26
Advisory Fees Paid, Amount	$ 747,456
Investment Company, Portfolio Turnover	7.18%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Net Assets (Thousands)	$78,713
Number of Holdings	26
Total Advisory Fee Paid	$747,456
Portfolio Turnover Rate	7.18%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Microsoft Corp.	10.73%
Apple, Inc.	8.66%
META Platforms, Inc.	8.62%
JPMorgan Chase & Co.	6.70%
Bayer AG	4.73%
Fidelity Government Portfolio - Institutional Class 4.83%	4.54%
FedEx Corp.	4.21%
PG&E Corp.	3.86%
Exxon Mobil Corp.	3.68%
Simon Property Group, Inc.	3.63%

Material Fund Change Expenses [Text Block]

How has the Fund Changed?

Change in Expense Limitation Agreement

Effective July 31, 2024, the Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) do not exceed 1.15% of the daily net assets of the Fund. Prior to July 31, 2024, the Advisor had agreed to limit such expenses to an annual rate of 1.25% of the daily net assets of the Fund.

Class A Shares
Shareholder Report [Line Items]
Fund Name	Union Street Partners Value Fund
Class Name	Class A Shares
Trading Symbol	USPVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Union Street Partners Value Fund, Class A Shares for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at unionstreetvaluefund.com. You can also request this information by contacting us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	unionstreetvaluefund.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Union Street Partners Value Fund - Class A Shares	$162	1.49%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended September 30, 2024, Class A (without load) shares returned 17.59%.

What key factors affected the Fund's performance?

• U.S. stocks rose strongly, especially companies with higher growth rates and those exposed to generative artificial intelligence, which drove outperformance in several large companies.• The Fund did not gain as much as the broad U.S. market, driven mostly by underperformance in its Technology, Consumer Staples, Communication Services and Materials stocks, partially offset by outperformance in Industrials and Financials. • The Fund’s focus on investing in companies with lower valuations and lower growth profiles detracted from the Fund’s performance relative to the broad market.• Additionally, the momentum factor—buying stocks that have increased the most over the past year—was very strong, which adversely affected the Fund’s performance versus the broad market, given that the Fund’s investment process is often the opposite of momentum investing.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]

Annual Performance

       Average Annual Total Return

	1 year	5 Year	10 Year
Union Street Partners Value Fund - Class A (with load)	10.83%	10.63%	8.13%
Union Street Partners Value Fund - Class A (without load)	17.59%	11.95%	8.77%
S&P 500® Index	36.35%	15.98%	13.38%
Russell 1000® Value Index	27.76%	10.69%	9.23%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The index is not adjusted to reflect expenses that the Securities and Exchange Commission (“SEC”) requires to be reflected in the Fund’s performance.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 78,713,000
Holdings Count | Holdings	26
Advisory Fees Paid, Amount	$ 747,456
Investment Company, Portfolio Turnover	7.18%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Net Assets (Thousands)	$78,713
Number of Holdings	26
Total Advisory Fee Paid	$747,456
Portfolio Turnover Rate	7.18%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Microsoft Corp.	10.73%
Apple, Inc.	8.66%
META Platforms, Inc.	8.62%
JPMorgan Chase & Co.	6.70%
Bayer AG	4.73%
Fidelity Government Portfolio - Institutional Class 4.83%	4.54%
FedEx Corp.	4.21%
PG&E Corp.	3.86%
Exxon Mobil Corp.	3.68%
Simon Property Group, Inc.	3.63%

Material Fund Change Expenses [Text Block]

How has the Fund Changed?

Change in Expense Limitation Agreement

Effective July 31, 2024, the Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) do not exceed 1.15% of the daily net assets of the Fund. Prior to July 31, 2024, the Advisor had agreed to limit such expenses to an annual rate of 1.25% of the daily net assets of the Fund.

Class C Shares
Shareholder Report [Line Items]
Fund Name	Union Street Partners Value Fund
Class Name	Class C Shares
Trading Symbol	USPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Union Street Partners Value Fund, Class C Shares for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at unionstreetvaluefund.com. You can also request this information by contacting us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	unionstreetvaluefund.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Union Street Partners Value Fund - Class C Shares	$243	2.24%

Expenses Paid, Amount	$ 243
Expense Ratio, Percent	2.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended September 30, 2024, Class C shares returned 16.75%.

What key factors affected the Fund's performance?

• U.S. stocks rose strongly, especially companies with higher growth rates and those exposed to generative artificial intelligence, which drove outperformance in several large companies.• The Fund did not gain as much as the broad U.S. market, driven mostly by underperformance in its Technology, Consumer Staples, Communication Services and Materials stocks, partially offset by outperformance in Industrials and Financials. • The Fund’s focus on investing in companies with lower valuations and lower growth profiles detracted from the Fund’s performance relative to the broad market.• Additionally, the momentum factor—buying stocks that have increased the most over the past year—was very strong, which adversely affected the Fund’s performance versus the broad market, given that the Fund’s investment process is often the opposite of momentum investing.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]

Annual Performance

        Average Annual Total Return

	1 year	5 Year	10 Year
Union Street Partners Value Fund - Class C	16.75%	11.16%	7.99%
S&P 500® Index	36.35%	15.98%	13.38%
Russell 1000® Value Index	27.76%	10.69%	9.23%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The index is not adjusted to reflect expenses that the Securities and Exchange Commission (“SEC”) requires to be reflected in the Fund’s performance.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 78,713,000
Holdings Count | Holdings	26
Advisory Fees Paid, Amount	$ 747,456
Investment Company, Portfolio Turnover	7.18%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Net Assets (Thousands)	$78,713
Number of Holdings	26
Total Advisory Fee Paid	$747,456
Portfolio Turnover Rate	7.18%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Microsoft Corp.	10.73%
Apple, Inc.	8.66%
META Platforms, Inc.	8.62%
JPMorgan Chase & Co.	6.70%
Bayer AG	4.73%
Fidelity Government Portfolio - Institutional Class 4.83%	4.54%
FedEx Corp.	4.21%
PG&E Corp.	3.86%
Exxon Mobil Corp.	3.68%
Simon Property Group, Inc.	3.63%

Material Fund Change Expenses [Text Block]

How has the Fund Changed?

Change in Expense Limitation Agreement

Effective July 31, 2024, the Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) do not exceed 1.15% of the daily net assets of the Fund. Prior to July 31, 2024, the Advisor had agreed to limit such expenses to an annual rate of 1.25% of the daily net assets of the Fund.